Free Market International Equity Fund
Schedule of Investments
May 31, 2026 (Unaudited)

OPEN-END FUNDS - 100.0%	Shares		Value
DFA Emerging Markets Small Cap Portfolio - Class Institutional	7,382,617		$ 217,565,737
DFA Emerging Markets Value Portfolio - Class Institutional	5,137,490		232,882,419
DFA International Small Cap Value Portfolio - Class Institutional (a)	51,174,232		1,766,534,491
DFA International Value Portfolio III - Class Institutional	28,146,807		776,007,471
Dimensional International Small Cap ETF (b)	11,919,623		439,714,892
International Value Series	9,276,924		531,196,682
iShares Core MSCI EAFE ETF (b)	2,242,147		219,775,249
iShares Core MSCI Emerging Markets ETF	3,031,752		253,060,339
TOTAL OPEN-END FUNDS (Cost $2,382,265,352)			4,436,737,280

SHORT-TERM INVESTMENTS – 0.4%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.3%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.74% (c)	14,059,400		14,059,400

MONEY MARKET FUNDS - 0.1%	Shares		Value
Invesco Government & Agency Portfolio - Institutional Class, 3.55% (c)	5,235,925		5,235,925

TOTAL SHORT-TERM INVESTMENTS (Cost $19,292,325)			19,295,325

TOTAL INVESTMENTS - 100.4% (Cost $2,401,560,677)			4,456,032,605
Liabilities in Excess of Other Assets - (0.4)%		(0.00433)	(19,230,356)
TOTAL NET ASSETS - 100.0%			$ 4,436,802,249

Percentages are stated as a percent of net assets. ETF – Exchange-Traded Fund LLC - Limited Liability Company

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of this security is on loan as of May 31, 2026. The fair value of these securities was $13,772,818.
(c)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Free Market International Equity Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Open-End Funds	$ 3,905,540,598	$ –	$ –	$ 3,905,540,598
Investments Measured at Net Asset Value(a)	–	–	–	531,196,682
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	14,059,400
Money Market Funds	5,235,925	–	–	5,235,925
Total Investments	$ 3,910,776,523	$ –	$ –	$ 4,456,032,605

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.